Restatement - Summary of Restatement on Balance Sheet (Detail) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid in capital	$ 4,842,987	$ 3,305,342	$ 3,305,342	$ 3,305,342	[1]
Accumulated deficit	$ (5,335,552)	$ (3,372,212)	$ (2,973,036)	(2,451,372)	[1]
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid in capital				3,119,342
Accumulated deficit				(2,265,372)
Restatement Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Additional paid in capital				186,000
Accumulated deficit				$ (186,000)

[1]	Restated - See Note 16.